SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES (Details Narrative)	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 USD ($) ¥ / shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 USD ($) ¥ / shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 USD ($) ¥ / shares
Accounting Policies [Abstract]
Translation adjustments	$ (1,478,667)		$ (956,929)		$ 517,197
Historical rate | ¥ / shares		¥ 6.98		¥ 6.88		¥ 6.51
Average translation rates | ¥ / shares		¥ 6.89		¥ 6.62		¥ 6.76
Restricted cash	5,000,000	¥ 5,000,000
Allowance for the doubtful accounts	1,467,374	1,467,374	644,090	644,090	198,516	198,516
Allowance for the doubtful accounts, Other receivables	42,676	42,676	29,571	29,571	13,830	13,830
Allowance for the doubtful accounts, Prepayments	188,264	¥ 188,264	124,740	¥ 124,740	127,470	¥ 127,470
Impairment for long-lived assets	0		0		0
Impairment charges on investments	0		0		0
Shipping and handling costs	125,640		114,558		150,776
Advertising costs	31,176		87,956		291,782
Government subsidies	$ 221,467		$ 94,088		$ 328,346
Dilutive shares | shares	0		0		0
Employee benefits	$ 81,118		$ 81,735		$ 63,566